SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT (NO. 333-11763)
UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 55
and

REGISTRATION STATEMENT (NO. 811-07803) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 56

VANGUARD SCOTTSDALE FUNDS
(FORMERLY KNOWN AS VANGUARD TREASURY FUND)

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on September 4, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 55 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 56 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Scottsdale Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 4, 2018, the effective date of the Trust’s 53rd Post-Effective Amendment. By way of further background:

  Post-Effective Amendment No. 53 was filed under Rule 485(a)(2) on May 21, 2018 for the purpose of offering a new series of the Trust, Vanguard Total World Bond ETF. Post- Effective Amendment No. 53 originally requested that the Amendment become effective on August 6, 2018, pursuant to the requirements of Rule 485(a)(2).
  The effectiveness of the Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act as follows:

PEA No.	Date Filed	Automatic Effective Date
54	August 3, 2018	August 31, 2018

This Post-Effective Amendment No. 55 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 53 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 30th day of August, 2018.

VANGUARD SCOTTSDALE FUNDS
BY:___________/s/ Mortimer J. Buckley*
Mortimer J. Buckley
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman of the Board of	August 30, 2018
Trustees
F. William McNabb III
/S/ MORTIMER J. BUCKLEY*	Chief Executive Officer,	August 30, 2018
President, and Trustee
Mortimer J. Buckley
/S/ EMERSON U. FULLWOOD*	Trustee	August 30, 2018
Emerson U. Fullwood
/S/ AMY GUTMANN*	Trustee	August 30, 2018
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	August 30, 2018
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	August 30, 2018
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	August 30, 2018
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	August 30, 2018
Scott C. Malpass
/S/ DEANNA MULLIGAN*	Trustee	August 30, 2018
Deanna Mulligan
/S/ ANDRÉ F. PEROLD*	Trustee	August 30, 2018
André F. Perold
/S/ SARAH BLOOM RASKIN*	Trustee	August 30, 2018
Sarah Bloom Raskin
/S/ PETER F. VOLANAKIS*	Trustee	August 30, 2018
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	August 30, 2018
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.

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